--------------------------------------------------------------------------------

Alliance
Municipal
Trust

-Massachusetts
 Portfolio

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                                AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)

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

STATEMENT OF NET ASSETS
December 31, 2000
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                             Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-94.2%
            ILLINOIS-1.9%
            Southwestern Illinois
            Development
            Authority PCR
            (Shell Wood River
            Project)
            Series 95 AMT
$    2,200  11/01/25................      5.10%                      $ 2,200,000
                                                                     -----------
            MASSACHUSETTS-80.9%
            Boston Water & Sewer
            Commission Revenue
            Series 94A
     1,300  11/01/24 (b)............      4.50                         1,300,000
            Freetown GO BAN
            Series 00
     3,000  7/16/01.................      4.50                         3,003,845
            Holyoke PCR
            (Holyoke Water
            Power Co.)
            Series 88
     2,000  11/01/13 (b)............      4.50                         2,000,000
            Massachusetts Bay
            Transport Authority
            Series 00
     5,300  3/01/30 (b).............      4.60                         5,300,000
            Massachusetts
            Development
            Finance Agency
            (Edgewood Retirement
            Community)
            Series 00B
     2,000  5/15/37 (b).............      5.00                         2,000,000
            Massachusetts
            Development
            Finance Agency
            (Elderhostel, Inc.
            Project)
            Series 00
     3,000  8/01/30 (b).............      4.75                         3,000,000
            Massachusetts
            Development
            Finance Agency
            (ICC Realty Project)
            Series 97 AMT
     1,600  12/01/16 (b)............      4.85                         1,600,000
            Massachusetts
            Development
            Finance Agency
            (Marine Biological
            Lab Issue)
            Series 00
     2,000  2/01/30 (b).............      4.75                         2,000,000
            Massachusetts
            Development
            Finance Agency
            (New Bedford
            Whaling Museum)
            Series 99
     3,700  9/01/29 (b).............      4.80                         3,700,000
            Massachusetts
            Development
            Finance Agency
            (Newton Country
            Day School)
            Series 00
     2,200  1/01/30 (b).............      4.75                         2,200,000
            Massachusetts
            Development
            Finance Agency
            (The Mead Corp.
            Project)
            Series 99A AMT
     3,100  11/01/33 (b)............      5.05                         3,100,000
            Massachusetts
            Development
            Finance Agency
            (Waste Management
            Inc.)
            Series 99 AMT
     2,000  7/01/29 (b).............      5.10                         2,000,000
            Massachusetts
            Development
            Finance Agency
            (Worcester Academy)
            Series 00
     1,000  10/01/30 (b)............      4.75                         1,000,000
            Massachusetts GO
            (Central Artery/Ted
            Williams)
            Series 00B
     2,400  12/01/30 (b)............      5.10                         2,400,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                            Value
--------------------------------------------------------------------------------
            Massachusetts GO
            Series 98A
$    1,900  9/01/16 (b).............      4.70%                      $ 1,900,000
            Massachusetts GO
            Series 98B
     3,000  9/01/16 (b).............      4.70                         3,000,000
            Massachusetts
            Health &
            Education
            (Harvard University)
            Series 89L
     1,500  1/01/24.................      4.40                         1,500,000
            Massachusetts Health &
            Education
            (University of
            Massachusetts)
            Series 00A
     4,300  11/01/30 (b)............      4.65                         4,300,000
            Massachusetts Health &
            Education Facility
            (Brigham & Women's
            Hospital)
            Series 85A
     2,440  7/01/17 (b).............      4.70                         2,440,000
            Massachusetts Health &
            Education Facility
            (Capital Asset Program)
     4,200  1/01/01 (b).............      4.50                         4,200,000
            Massachusetts Health &
            Education Facility
            (Wellesley College)
            Series 92E
     2,285  7/01/22 (b).............      4.65                         2,285,000
            Massachusetts Health &
            Educational Facilities
            (Harvard University)
            Series 00BB
     1,500  2/01/34 (b).............      4.65                         1,500,000
            Massachusetts Health &
            Educational Facilities
            Authority
            (Boston University)
            Series H
     1,500  12/01/29 (b)............      4.90                         1,500,000
            Massachusetts Health &
            Educational Facilities
            Authority
            (Partners Healthcare
            System)
            Series 97P-1
     2,350  7/01/27 (b).............      4.70                         2,350,000
            Massachusetts Health &
            Educational Facilities
            Authority
            (Partners Healthcare
            System)
            Series 97P-2
     2,300  7/01/27 (b).............      4.85                         2,300,000
            Massachusetts IFA
            (ADP Inc. Project)
            Series 97
     1,000  12/01/19 (b)............      5.30                         1,000,000
            Massachusetts IFA
            (Berkshire Project)
            Series 90
     3,700  9/01/20 (b).............      4.80                         3,700,000
            Massachusetts IFA
            (Buckingham Browne)
     1,000  5/01/27 (b).............      4.75                         1,000,000
            Massachusetts IFA
            (Carand Realty Trust)
            Series 97 AMT
       725  5/01/17 (b).............      4.80                           725,000
            Massachusetts IFA
            (KMS Companies)
            Series 96 AMT
     3,400  5/01/16 (b).............      4.85                         3,400,000
            Massachusetts IFA
            (Mount Ida College
            Project)
            Series 97 AMT
     1,410  12/01/27 (b)............      4.75                         1,410,000
            Massachusetts IFA
            (New England College)
            Series 97
     1,200  10/01/27 (b)............      4.75                         1,200,000
            Massachusetts IFA
            (Showa Womens
            Institute, Inc.)
            Series 94
     5,900  3/15/04 (b).............      5.20                         5,900,000
            Massachusetts IFA
            (Tamasi Family
            Development)
            Series 98
       800  5/01/13 (b).............      4.85                           800,000
            Massachusetts IFA
            (Techprint Issue)
            Series 97 AMT
       812  6/01/17 (b).............      4.75                           812,000

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                             Value
--------------------------------------------------------------------------------
            Massachusetts
            IFA PCR
            (Holyoke Water &
            Power Co.)
            Series 90 AMT
$    3,500  12/01/20 (b)............      4.55%                  $    3,500,000
            Massachusetts Water
            Resources Authority
            FGIC
            Series 00B
     2,000  8/01/37 (b).............      4.70                        2,000,000
            Massachusetts Water
            Resources Authority
            FGIC
            Series 98D
     2,000  11/01/26 (b)............      4.70                        2,000,000
            Plymouth GO
            Series 00
     1,327  10/15/01................      4.38                        1,343,402
            Wenham GO BAN
            Series 00
     1,490  7/12/01.................      4.50                        1,491,581
                                                                 ---------------
                                                                     92,160,828
                                                                 ---------------
            NEW YORK-3.5%
            New York State
            Power Authority
            Subordinated
            Series 1
     4,000  2/15/21 (b).............      4.50                        4,000,000
                                                                 ---------------
            PUERTO RICO-6.1%
            Puerto Rico
            Commonwealth
            Highway &
            Transportation
            AMBAC
            Series 98A
     2,000  7/01/28 (b).............      3.90                        2,000,000
            Puerto Rico Industrial,
            Medical, Higher
            Educational and
            Environmental
            Authority
            (Ana G. Mendez
            University Systems
            Project)
            Series 98
     5,000  10/01/21 (b)............      4.35                        5,000,000
                                                                 ---------------
                                                                      7,000,000
                                                                 ---------------
            TEXAS-1.8%
            Harris County SWR
            (Exxon Project)
            Series 97 AMT
     2,000  4/01/32 (b).............      5.05                        2,000,000
                                                                 ---------------

            Total Municipal Bonds
            (amortized cost
            $107,360,828)...........                                107,360,828
                                                                 ---------------
            COMMERCIAL
            PAPER-6.4%
            MASSACHUSETTS-6.4%
            Commonwealth of
            Massachusetts GO
     2,000  1/19/01.................      4.50                        2,000,000
            Massachusetts Water
            Resources Authority
            Series 94
     2,000  2/15/01.................      4.10                        2,000,000
            Massachusetts Water
            Resources Authority
            Series 94
     3,235  3/05/01.................      4.16                        3,235,000
                                                                 ---------------
            Total Commercial Paper
            (amortized cost
            $7,235,000).............                                  7,235,000
                                                                 ---------------
            TOTAL
            INVESTMENTS-100.6%
            (amortized cost
            $114,595,828)...........                                114,595,828
            Other assets less
            liabilities-(0.6%)......                                   (676,248)
                                                                 ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            113,919,580 shares
            outstanding)............                             $   113,919,580
                                                                 ===============

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      GO    - General Obligation
      IFA   - Industrial Finance Authority
      FGIC  - Financial Guaranty Insurance Company
      PCR   - Pollution Control Revenue
      SWR   - Solid Waste Removal

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                    $  2,287,866
EXPENSES
   Advisory fee (Note B) .....................................     $ 274,970
   Distribution assistance and administrative service (Note C)       262,403
   Custodian fees ............................................        36,066
   Transfer agency (Note B) ..................................        14,965
   Audit and legal fees ......................................         9,628
   Printing ..................................................         5,154
   Registration fees .........................................         3,129
   Trustees' fees ............................................         1,012
   Amortization of organization expense ......................           460
   Miscellaneous .............................................           858
                                                                   ---------
   Total expenses ............................................       608,645
   Less: expense reimbursement ...............................       (58,705)
                                                                   ---------
   Net expenses ..............................................                         549,940
                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                    $  1,737,926
                                                                                  ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                Six Months Ended       Year Ended
                                                December 31, 2000       June 30,
                                                   (unaudited)            2000
                                                =================    ==============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................     $   1,737,926      $   2,341,757
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................        (1,737,926)        (2,341,757)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................        31,106,309         32,333,186
                                                  -------------      -------------
   Total increase ...........................        31,106,309         32,333,186
NET ASSETS
   Beginning of period ......................        82,813,271         50,480,085
                                                  -------------      -------------
   End of period ............................     $ 113,919,580      $  82,813,271
                                                  =============      =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio") and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $58,705.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $14,965 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $158 under an expense offset arrangement with Alliance Fund Services, Inc.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $137,485. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $124,918, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $113,919,580. Transactions, all at $1.00 per share, were as follows:

                                               Six Months Ended     Year Ended
                                               December 31, 2000     June 30,
                                                  (unaudited)          2000
                                               =================   ============

Shares sold ................................      227,356,546       351,357,927
Shares issued on reinvestments of dividends         1,737,926         2,341,757
Shares redeemed ............................     (197,988,163)     (321,366,498)
                                                 ------------      ------------
Net increase ...............................       31,106,309        32,333,186
                                                 ============      ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                        Six Months
                                                          Ended
                                                        December 31,            Year Ended June 30,          April 17, 1997(a)
                                                           2000          =================================        through
                                                        (unaudited)        2000         1999        1998       June 30, 1997
                                                        ============     =======      =======      =======   =================
Net asset value, beginning of period ...............     $   1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                                         --------        -------      -------      -------        -------
Income From Investment Operations
Net investment income (b) ..........................         .016           .027         .023         .028           .007
                                                         --------        -------      -------      -------        -------
Less: Dividends
Dividends from net investment income ...............        (.016)         (.027)       (.023)       (.028)         (.007)
                                                         --------        -------      -------      -------        -------
Net asset value, end of period .....................     $   1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                                         ========        =======      =======      =======        =======
Total Return
Total investment return based on net asset value (c)         1.60%          2.73%        2.31%        2.83%           .72%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........     $113,920        $82,813      $50,480      $27,832        $15,046
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....         1.00%(d)       1.00%        1.00%         .85%           .50%(d)
   Expenses, before waivers and reimbursements .....         1.11%(d)       1.18%        1.47%        1.37%          2.99%(d)
   Net investment income (b) .......................         3.16%(d)       2.75%        2.26%        2.80%          3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

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

Alliance Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMASR1200